Risk/Return Detail Data - VIPDisciplinedSmallCapPortfolio-InvestorPRO	May 31, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund II
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Variable Insurance ProductsDisciplined Small Cap PortfolioInvestor ClassApril 29, 2024Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Investor Class
Risk/Return:
Management fee	0.38%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.40%
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.